Property, Plant and Equipment - Schedule of Property, Plant and Equipment by Geographical Location (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment net	$ 1,227.2	$ 1,276.8
Amsterdam, NL [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	203.8	193.9
Rotterdam, NL [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	239.7	276.6
Antwerp, BE [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	135.8	154.0
Inside Europe [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	579.3	624.5
Florida, USA [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	128.2	132.9
Fujairah, UAE [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	169.3	176.0
Tanjung Bin, Malaysia [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	350.4	343.4
Rest of the World [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	$ 647.9	$ 652.3